Debt - Schedule of Long Term Debt (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross Principal Amount, Total long-term debt	$ 9,142	$ 11,000
Debt Discount, Total long-term debt	(65)	(143)
Total Debt, Net of Debt Discount, Total long-term debt	9,077	10,857
Gross Principal Amount, current portion	1,870	1,871
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion	1,870	1,871
Gross Principal Amount, Long term debt, non-current	7,272	9,129
Debt Discount, Long term debt, non-current	(65)	(143)
Total Debt, Net of Debt Discount, Long term debt, non-current	7,207	8,986
Term Loan [Member]
Gross Principal Amount, Total long-term debt	9,130	10,988
Debt Discount, Total long-term debt	(65)	(143)
Total Debt, Net of Debt Discount, Total long-term debt	9,065	10,845
Capital Lease Obligation-Equipment [Member]
Gross Principal Amount, Total long-term debt	12	12
Debt Discount, Total long-term debt
Total Debt, Net of Debt Discount, Total long-term debt	$ 12	$ 12